ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 14, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets and Liabilities Classified As Held For Sale [Line Items]
Disposal of investments in associates and joint ventures		$ 135	$ 1,289	$ 0
Classification of assets as held for sale | Colombian regulated distribution operation
Assets and Liabilities Classified As Held For Sale [Line Items]
Ownership and voting Interest	17.00%
Disposal of investments in associates and joint ventures	$ 90